Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ROYCE CAPITAL FUND
Entity Central Index Key	0001006387
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Investment Class
Trading Symbol	RCMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Micro-Cap Portfolio advanced 13.67% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	13.67	11.00	7.28
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 137,000,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$137
Number of Holdings	140
2024 Portfolio Turnover Rate	19%
Advisory Fees Paid in 2024 (Millions)	$1.3

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]	What Did the Fund Invest In? Representing percentage of total net assets of the Fund as of 12/31/24 (%)
Material Fund Change [Text Block]

How Has the Fund Changed?

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Capital Fund - Micro-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$155	1.45%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Micro-Cap Portfolio advanced 13.28% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	13.28	10.70	7.02
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 137,000,000
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$137
Number of Holdings	140
2024 Portfolio Turnover Rate	19%
Advisory Fees Paid in 2024 (Millions)	$1.3

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]	What Did the Fund Invest In? Representing percentage of total net assets of the Fund as of 12/31/24 (%)
Material Fund Change [Text Block]

How Has the Fund Changed?

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Royce Capital Fund - Small-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Investment Class
Trading Symbol	RCPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Small-Cap Portfolio advanced 3.40% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, banks (Financials), electronic equipment, instruments & components (Information Technology), and professional services (Industrials) contributed most.

The Fund’s top contributor was Flex.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Materials.

At the industry level, hotels, restaurants & leisure (Consumer Discretionary), communications equipment (Information Technology), and marine transportation (Industrials) were the largest detractors.

The Fund’s top detractor was Bloomin’ Brands.

An overweight in Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	3.40	7.18	5.63
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 273,000,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$273
Number of Holdings	82
2024 Portfolio Turnover Rate	36%
Advisory Fees Paid in 2024 (Millions)	$2.9

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]	What Did the Fund Invest In? Representing percentage of total net assets of the Fund as of 12/31/24 (%)
Royce Capital Fund - Small-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Capital Fund—Small-Cap Portfolio—Service Class	$139	1.37%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Small-Cap Portfolio advanced 3.26% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, banks (Financials), electronic equipment, instruments & components (Information Technology), and professional services (Industrials) contributed most.

The Fund’s top contributor was Flex.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Materials.

At the industry level, hotels, restaurants & leisure (Consumer Discretionary), communications equipment (Information Technology), and marine transportation (Industrials) were the largest detractors.

The Fund’s top detractor was Bloomin’ Brands.

An overweight in Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/14 through 12/31/24 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	3.26	6.93	5.38
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 273,000,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$273
Number of Holdings	82
2024 Portfolio Turnover Rate	36%
Advisory Fees Paid in 2024 (Millions)	$2.9

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]	What Did the Fund Invest In? Representing percentage of total net assets of the Fund as of 12/31/24 (%)